SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2019
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

a.
Issuance of Shares:

On May 25, 2018, the Company entered into a sales agreement with Cantor Fitzgerald & Co. (“Cantor”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Cantor, ordinary shares, par value NIS 0.01 per share, of the Company (the “Ordinary Shares”), under an At-the-Market ("ATM") program, having an aggregate offering price of up to $25,000 (the “ATM Shares”). Any ATM Shares offered and sold will be issued pursuant to the Company’s shelf registration statement on Form F-3 (Registration No. 333-213007) and the related prospectus previously declared effective by the Securities and Exchange Commission (the “SEC”) on October 11, 2016 (the “Registration Statement”), as supplemented by a prospectus supplement, dated May 25, 2018.  As of June 30, 2019, 2,033,390 shares were issued and sold under the ATM, with proceeds of approximately $ 7,409 (net of $ 301 issuance expenses).

On June 14, 2018, the Company entered into agreements in connection with a registered direct offering (the “Offering”) of an aggregate of 5,316,457 Ordinary Shares (the “RD Shares”) of the Company together with accompanying warrants to purchase an aggregate of up to 4,253,165 Ordinary Shares (the “Warrants”) at a combined offering price of $ 3.95 per RD Share and accompanying Warrant. The Warrants are exercisable at a price of $ 4.74 per Ordinary Share and expire five years from the date of issuance. The Offering was made pursuant to the Company’s Registration Statement. The RD Shares were issued and the Warrants were granted on June 19, 2018 following the closing of the Offering. Proceeds from the Offering were $ 19,767 (net of $ 1,233 issuance expenses).

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement with Bristol-Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol-Myers Squibb’s programmed death-1 (PD-1) immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol-Myers Squibb made a $ 12,000 equity investment in the Company. Under the terms of the securities purchase agreement, Bristol-Myers Squibb purchased 2,424,243 ordinary shares of the Company at a purchase price of $ 4.95 per share. The share price represents a 33% premium over the average closing price of Compugen’s ordinary shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

The premium over the fair market value in the amount of $ 4,121 represents the relative fair value of deferred participation of Bristol-Myers Squibb in R&D expenses which will be amortized over the period of the clinical trial based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements” and $ 7,788 (net of $ 91 issuance expenses) were considered equity investment.

b.
Stock based compensation:

During the six-month period ended June 30, 2019, the Company's Board of Directors granted 440,500 options to purchase ordinary shares of the Company to employees, directors and non-employees. The exercise prices for such options range from $ 2.52 to $ 3.80 per share, with vesting to occur in up to 4 years.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2019	2018
	Unaudited

Volatility	54%-55%	53%-55%
Risk-free interest rate	2.2%-2.5%	2.6%-2.8%
Dividend yield	0%	0%
Expected life (years)	4.9-5.1	4.9-5

Weighted average fair value of options granted during the six-month periods ended June 30, 2019 and 2018 were $ 1.82 and $ 1.75, respectively.

During the six-month periods ended June 30, 2019 and 2018, the Company recorded share based compensation in a total amount of $ 1,288 and $ 1,052, respectively.

As of June 30, 2019, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,198 which is expected to be recognized over a weighted average period of approximately 2.52 years.